Long term debt - Convertible Debentures (Details)	Mar. 15, 2017 $ / shares	Dec. 31, 2019 CAD ($)	Mar. 20, 2019 $ / shares	Mar. 20, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Mar. 15, 2017 CAD ($)
Debt Instrument [Line Items]
Long-term debt, gross		$ 331,957,000			$ 295,958,000
Debt issuance costs		3,896,000			1,773,000
Convertible debentures
Debt Instrument [Line Items]
Long-term debt, gross		94,031,000			39,976,000
Threshold percentage of share price for conversion	125.00%
Redemption price as a percentage of the principal amount	101.00%
Convertible debentures | 5.50% Convertible Debentures
Debt Instrument [Line Items]
Long-term debt, gross		$ 39,031,000			39,976,000
Conversion interest rate		5.50%
Conversion price (in CAD per share) | $ / shares	$ 10.85
Share Equivalence Per Thousand Debenture						$ 92.1659
Debt issuance costs						$ 2,133,000
Convertible debentures | 5.00% Percent Convertible Debentures
Debt Instrument [Line Items]
Long-term debt, gross		$ 55,000,000			$ 0
Conversion interest rate		5.00%
Conversion price (in CAD per share) | $ / shares			$ 26.25
Share Equivalence Per Thousand Debenture				$ 38.0952
Debt issuance costs				$ 2,691,000